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   SUPPLEMENT TO PROSPECTUS FOR NASL VARIABLE LIFE ACCOUNT DATED MAY 1, 1997

                                  NAME CHANGES

     Effective October 1, 1997, the name of North American Security Life Insurance Company ("NASL") and the names of certain companies and mutual funds affiliated with NASL were changed. These names were changed to more clearly indicate that these companies are affiliated with The Manufacturers Life Insurance Company ("Manulife") and do not reflect any change in control of the entity.


Prior Name                                           New Name
----------                                           --------

North American Security Life                         The Manufacturers Life Insurance Company
Insurance Company                                    of North America

NASL Series Trust                                    Manufacturers Investment Trust

NASL Financial Services, Inc.*                       Manufacturers Securities Services, LLC*

NASL Variable Life Account                           The Manufacturers Life Insurance Company of
                                                     North America Separate Account B

*On September 30, 1997, NASL Financial Services, Inc., a Massachusetts corporation, was reconstituted as a Delaware limited liability company. The change was in connection with a Manulife internal restructuring and Manufacturers Securities Services, LLC has substantially the same management as was in place for NASL Financial Services, Inc. and continues to be controlled by Manulife.

                                   WITHDRAWALS

     All requests to withdraw all or a portion of the contract value must be in writing. Telephone withdrawals are not permitted.


                            CONFIRMATION STATEMENTS

Contract owners will be sent confirmation statements for certain transactions in their account. Contract owners should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to the Service Office. If the contract owner fails to notify the Service Office of any mistake within 60 days of the mailing of the confirmation statement, the contract owner will be deemed to have ratified the transaction.


                        SUPPLEMENT DATED OCTOBER 1, 1997

VL.SUPP1097